Nature of operations (Details Narrative) - USD ($)	1 Months Ended
	Sep. 27, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from issuance of initial public offering	$ 5,400,000
Number of shares sold	$ 1,350,000
Share price	$ 4.00	$ 4.00